Financial Liabilities - Summary of Long-term Borrowings (Detail) ₩ in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 5,603,118			₩ 4,778,770
Less current portion of long-term borrowings	(1,452,926)			(554,700)
Won [member]
Disclosure of detailed information about borrowings [Line Items]
Noncurrent portion of long-term borrowings	1,251,258			821,922
Less current portion of long-term borrowings	(200,664)			(1,069)
Won [member] | Woori bank [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 1,922			2,991
Long-term borrowings, annual interest rate description	3-year Korean Treasury Bond rate - 1.25,2.75
Won [member] | Shinhan bank [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 200,000			200,000
Long-term borrowings, annual interest rate description	CD rate (91days) + 0.30
Won [member] | Korea development bank and others [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 1,250,000			620,000
Long-term borrowings, annual interest rate description	CD rate (91days) + 0.64~0.74, 2.28~3.07
Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings		¥ 3,263	$ 1,500		¥ 3,264	$ 1,157
Less current portion of long-term borrowings	₩ (747,503)			(183,875)
Noncurrent portion of long-term borrowings	1,392,931			1,777,877
Foreign currencies [member] | The Export-Import Bank of Korea [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 755,337			1,027,225
Long-term borrowings, annual interest rate description	3ML+0.55~1.04
Foreign currencies [member] | Standard Chartered Bank Korea Limited [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings				8,469
Long-term borrowings, annual interest rate description	-
Foreign currencies [member] | China Construction Bank [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 1,385,097			₩ 926,058
Long-term borrowings, annual interest rate description	USD: 3ML+0.80~2.00 CNY: 4.28